Redeemable non-controlling interest	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Redeemable non-controlling interest

(11) Redeemable Non-controlling Interests

The Company owns 66% of Centrum Elektronicznych Uslug Platniczych eService Sp. z o. o. (“eService”), the Company’s Polish subsidiary. The eService shareholders’ agreement includes a provision whereby PKO Bank Polski, beginning on January 1, 2018, has the option to compel the Company to purchase 14% of the shares of eService held by PKO Bank Polski, at a price per share based on their fair value. Commencing on January 1, 2020, PKO Bank Polski may exercise an option to sell all of its remaining shares of eService to the Company. Because this option is not solely within the Company’s control, the Company has classified this interest as a redeemable non-controlling interest (“RNCI”) and reports the redemption value in the mezzanine section of the unaudited condensed consolidated balance sheets. On a recurring basis, the RNCI will be reported at redemption value with a corresponding adjustment to accumulated deficit, which represents fair value.

EVO, Inc. owns 21.7% of EVO, LLC. The EVO, LLC operating agreement includes a provision whereby Blueapple may deliver a sale of notice to EVO, Inc., upon receipt of which EVO, Inc. will use its commercially reasonable best efforts to pursue a public offering of shares of its Class A common stock and use the net proceeds therefrom to purchase EVO, LLC membership interests (“LLC Interests”) from Blueapple. Upon receipt of such a sale notice, the Company may elect, at the Company’s option (determined solely by its independent directors (within the meaning of the rules of the NASDAQ stock market (“NASDAQ”)) who are disinterested), to cause EVO, LLC to instead redeem the applicable LLC Interests for cash; provided that Blueapple consents to any election by the Company to cause EVO, LLC to redeem the LLC Interests based on the fair value of the shares on such date. Because this option is not solely within the Company’s control, the Company has classified this interest as RNCI and reports the redemption value in the mezzanine section of the unaudited condensed consolidated balance sheets and will be reported at redemption value with a corresponding adjustment to accumulated deficit, which represents fair market value, on a recurring basis.

The following table details the components of RNCI for the six months ended June 30, 2018 and for the year ended December 31, 2017:

	Pre-IPO May 23, 2018	Post-IPO June 30, 2018	December 31, 2017
	(In thousands)
Beginning balance	$148,266	$689,569	$100,530
Acquired redeemable non-controlling interest	—	—	—
Net income attributable to redeemable non-controlling interests - eService	1,291	482	5,465
Net income attributable to redeemable non-controlling interests - Blueapple	—	(28,469)	—
Gain (loss) on OCI - eService	(2,104)	(2,166)	10,662
Gain (loss) on OCI - Blueapple	—	(3,376)	—
Legacy accumulated deficit allocation	(150,485)	—	—
Legacy AOCI allocation	(39,404)	—	—
(Decrease) increase in the maximum redemption amount of
redeemable non-controlling interests - eService	—	(5,356)	34,985
redeemable non-controlling interests - Blueapple	735,775	188,105	—
Distributions - eService	(3,770)	—	(3,376)

Ending balance	$689,569	$838,789	$148,266

Predecessor
Redeemable non-controlling interest

(10) Redeemable non-controlling interest

The Company owns 66% of eService; however, the eService shareholders agreement includes a provision whereby PKO Bank Polski, beginning on the 48th month after the acquisition (December 31, 2013), has the option to compel the Company to purchase 14% of the shares held by PKO Bank Polski based on the fair value. The first date on which this option could be exercised being January 1, 2018. After the lapse of 72 months from the date of the acquisition, PKO Bank Polski may exercise the option on the remaining shares. Because this option is not solely within the Company’s control, it has classified this interest as a redeemable non-controlling interest and reports the redemption value in the mezzanine section of the consolidated balance sheet and will be reported at redemption value with a corresponding adjustment to members’ deficit, which represents fair market value, on a recurring basis.

The following table details the components of redeemable non-controlling interest as of December 31, 2017 and 2016:

	2017	2016
	(In thousands)
Beginning balance	$100,530	$77,878
Net income attributable to redeemable non-controlling interest	5,465	6,104

Foreign currency translation adjustment	10,662	—
Increase in the maximum redemption amount of eService redeemable non-controlling interest	34,985	16,548
Distributions	(3,376)	—

Ending balance	$148,266	$100,530